Leases - Summary of Right of Use Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,611,951	₩ 1,786,129
Land, buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,376,721	1,546,918
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 235,230	₩ 239,211